Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Warrant [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated other comprehensive Income [Member]	Deficit [Member]	Total [Member]	Non-controlling interests [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 1,783,689	$ 18,072	$ 42,525	$ 14,510	$ 58,851	$ (283,042)	$ 1,634,605	$ 145,456	$ 1,780,061
Beginning Balance (shares) at Dec. 31, 2021									166,493,597
Net loss						(118,754)	(118,754)	(64,436)	$ (183,190)
Other comprehensive income (loss)					3,703		3,703	5,377	9,080
Comprehensive loss					3,703	(118,754)	(115,051)	(59,059)	(174,110)
Bought deal financing	311,962						311,962		$ 311,962
Bought deal financing (shares)									18,600,000
Share issue costs, net of income taxes	(10,247)						(10,247)		$ (10,247)
Net investments from minority shareholders								210,360	210,360
Acquisition of Tintic by Osisko Development Corp.								109,657	109,657
Effect of changes in ownership of a subsidiary on non-controlling interest						(32,184)	(32,184)	32,184
Dividends declared						(40,573)	(40,573)		(40,573)
Shares issued - Dividends reinvestment plan	1,680						1,680		$ 1,680
Shares issued - Dividends reinvestment plan (shares)									118,639
Shares issued - Employee share purchase plan	303						303		$ 303
Shares issued - Employee share purchase plan (shares)									20,383
Share options:
Shared-based compensation			2,827				2,827	2,487	$ 5,314
Share options exercised	5,280		(1,080)				4,200		$ 4,200
Share option exercised (shares)									309,749
Restricted share units to be settled in common shares:
Share-based compensation			3,361				3,361	1,383	$ 4,744
Settlement	1,919		(3,747)			(416)	(2,244)	270	$ (1,974)
Settlement (shares)									160,043
Income tax impact			76				76		$ 76
Deferred share units to be settled in common shares:
Share-based compensation			1,075				1,075	462	1,537
Settlement	395		(407)				(12)	95	$ 83
Settlement (shares)									29,975
Income tax impact			83				83		$ 83
Normal course issuer bid purchase of common shares	(18,911)					(3,224)	(22,135)		$ (22,135)
Normal course issuer bid purchase of common shares (shares)									(1,694,658)
Warrants expired unexercised		$ (18,072)	18,072
Maturity of convertible debenture - equity component			14,510	$ (14,510)
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes					(14,604)	14,604
Deconsolidation of Osisko Development Corp.					(515)		(515)	$ (443,295)	$ (443,810)
Ending Balance at Dec. 31, 2022	2,076,070		77,295		47,435	(463,589)	$ 1,737,211		$ 1,737,211
Ending Balance (shares) at Dec. 31, 2022									184,037,728
Net loss						(48,343)			$ (48,343)
Other comprehensive income (loss)					(16,859)				(16,859)
Comprehensive loss					(16,859)	(48,343)			(65,202)
Dividends declared						(43,493)			(43,493)
Shares issued - Dividends reinvestment plan	2,589								$ 2,589
Shares issued - Dividends reinvestment plan (shares)									140,405
Shares issued - Employee share purchase plan	324								$ 324
Shares issued - Employee share purchase plan (shares)									17,809
Share options:
Shared-based compensation			4,164						$ 4,164
Share options exercised	15,834		(3,192)						$ 12,642
Share option exercised (shares)									938,615
Restricted share units to be settled in common shares:
Share-based compensation			4,993						$ 4,993
Settlement	2,245		(4,534)			(1,643)			$ (3,932)
Settlement (shares)									166,161
Income tax impact			227						$ 227
Deferred share units to be settled in common shares:
Share-based compensation			1,245						1,245
Settlement	629		(944)			(147)			$ (462)
Settlement (shares)									45,806
Income tax impact			192						$ 192
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes					(2,518)	2,518
Ending Balance at Dec. 31, 2023	$ 2,097,691		$ 79,446		$ 28,058	$ (554,697)			$ 1,650,498
Ending Balance (shares) at Dec. 31, 2023									185,346,524